DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)	1 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended
	Feb. 16, 2021	Dec. 31, 2020	Feb. 16, 2021	Mar. 31, 2021	Jun. 30, 2021
Transaction costs amounted		$ 14,438,150			$ 14,438,150
Underwriting fees		5,060,000			5,060,000
Deferred underwriting fees		8,855,000			8,855,000
Other offering costs		$ 523,150			$ 523,150
Minimum percentage of trust account required for business combination		80.00%			80.00%
Public share price (in Dollars per share)		$ 10.00			$ 10.00
Net tangible assets		$ 5,000,001			$ 5,000,001
Percentage of restricted redeeming shares		20.00%			20.00%
Percentage of public shares required to be redeemed if business combination is not completed within specified period		100.00%			100.00%
Redemption price percentage		100.00%			100.00%
Dissolution expenses		$ 100,000			$ 100,000
Sale of 25,300,000 Class A shares, net of underwriting discounts and offering costs (in Shares)			25,300,000
Per unit price (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00
Sale of 25,300,000 Class A shares, net of underwriting discounts and offering costs	$ 253,000,000			$ 208,796,106
Transaction agreement, description		(1) $10.00 per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of trust assets,
Class A ordinary shares
Per unit price (in Dollars per share)					$ 12.00
Post-Business Combination Company
Percentage of outstanding voting securities		50.00%			50.00%
Subsequent Event
Sale of 25,300,000 Class A shares, net of underwriting discounts and offering costs (in Shares)	253,000,000
Per unit price (in Dollars per share)	$ 10.00		10.00
IPO
Per unit price (in Dollars per share)	$ 10.00		10.00
Shares issued in transaction (in shares)	25,300,000
IPO | Class A ordinary shares
Sale of 25,300,000 Class A shares, net of underwriting discounts and offering costs (in Shares)	25,300,000
Per unit price (in Dollars per share)	$ 10.00		10.00
IPO | Subsequent Event
Sale of 25,300,000 Class A shares, net of underwriting discounts and offering costs (in Shares)	25,300,000
Per unit price (in Dollars per share)	$ 10.00		10.00
Shares issued in transaction (in shares)	25,300,000
Over-Allotment Option
Gross proceeds	$ 253,000,000
Sale of 25,300,000 Class A shares, net of underwriting discounts and offering costs (in Shares)	3,300,000
Per unit price (in Dollars per share)	$ 10.00		10.00
Shares issued in transaction (in shares)	3,300,000
Over-Allotment Option | Subsequent Event
Gross proceeds	$ 253,000,000
Sale of 25,300,000 Class A shares, net of underwriting discounts and offering costs (in Shares)	3,300,000
Per unit price (in Dollars per share)	$ 10.00		$ 10.00
Shares issued in transaction (in shares)	3,300,000
Private Placement
Gross proceeds		$ 7,060,000			$ 7,060,000
Per unit price (in Dollars per share)		$ 1.00			$ 1.00
Shares issued in transaction (in shares)		7,060,000			7,060,000